7. Other income and expenses (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance income	$ 5,159,795	$ 4,902,024	$ 4,775,371
Interest Earned
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance income	128,688	40,138	108,278
Net Income on Financial Assets at Fair Value Through Profit or Loss
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance income	5,031,107	4,861,886	3,857,913
Net Income on Disposal of Financial Assets Through Other Comprehensive Income
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance income	$ 0	$ 0	$ 809,180